Share-Based Compensation Plans - Summary of Assumptions Used in Calculations of Charge in Respect of Employee Stock Option Awards Granted (Detail)	12 Months Ended
	Mar. 31, 2021 INR (₨) shares ₨ / shares	Mar. 31, 2020 INR (₨) shares ₨ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected option life	2 days
Vedanta Limited Employee Stock Option Scheme 2016 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	13,591,112	18,751,330
Exercise price, share options granted | ₨ / shares	₨ 1	₨ 1
Share Price at the date of grant | ₨ / shares	₨ 228.75	₨ 144.60
Contractual Life	2 years 7 months	3 years
Expected Volatility	49.28%	36.64%
Expected option life		3 years
Expected dividends	6.80%	7.96%
Risk free interest rate	4.84%	5.68%
Expected annual forfeitures	10.00%	10.00%
Vedanta Limited Employee Stock Option Scheme 2016 [member] | November 1, 2021-April 30, 2022 (Cash settled) [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	880,000	2,037,690
Vedanta Limited Employee Stock Option Scheme 2016 [member] | November 1, 2021 - April 30, 2022 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	12,711,112	16,713,640
Non-market performance based [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted | ₨	₨ 150.73	₨ 102.30
Market performance based [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value per option granted | ₨		₨ 72.12